UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 02/04/05


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      55
Form 13F Information Table Value Total:       $196,789


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     6921   122770 SH       DEFINED                119115        0     3655
American Intl Group Inc        COM              026874107     8894   135442 SH       DEFINED                131781        0     3661
Amgen Inc                      COM              031162100     3487    54360 SH       DEFINED                 53185        0     1175
Authentidate Holding Corp      COM              052666104       62    10000 SH       SOLE                    10000        0        0
Automatic Data Processing Inc  COM              053015103     7527   169726 SH       DEFINED                164411        0     5315
Avery Dennison Corp            COM              053611109     6462   107752 SH       DEFINED                104262        0     3490
BP P.L.C. Spons ADR            COM              055622104     1322    22642 SH       SOLE                    22642        0        0
Bristol-Myers Squibb Co        COM              110122108      343    13400 SH       SOLE                    13400        0        0
Capital One Finl Corp          COM              14040H105     5093    60480 SH       DEFINED                 58860        0     1620
Carnival Corp                  COM              143658300     9475   164406 SH       DEFINED                159626        0     4780
Chevron Texaco Corp            COM              166764100      533    10144 SH       DEFINED                  8998        0     1146
Citigroup Inc                  COM              172967101      263     5454 SH       SOLE                     5454        0        0
Devon Energy Corp              COM              25179M103     4959   127426 SH       DEFINED                122690        0     4736
Disney Walt Co.                COM              254687106      205     7387 SH       SOLE                     7387        0        0
EMC Corporation                COM              268648102     3049   205040 SH       DEFINED                197355        0     7685
Electronic Arts                COM              285512109     3390    54960 SH       DEFINED                 53385        0     1575
Exxon Mobil Corp               COM              30231G102     1989    38807 SH       DEFINED                 38421        0      386
Fannie Mae                     COM              313586109     6499    91272 SH       DEFINED                 88362        0     2910
First Data Corp                COM              319963104      588    13830 SH       DEFINED                 13538        0      292
Freescale Semiconductor Inc      Class B        35687M206      580    31605 SH       DEFINED                 30701        0      904
Gannett Company Inc            COM              364730101      854    10450 SH       SOLE                    10450        0        0
General Electric Co            COM              369604103     9450   258899 SH       DEFINED                256319        0     2580
Gillette Company               COM              375766102     1034    23100 SH       DEFINED                 22000        0     1100
Hewlett-Packard Co             COM              428236103     4755   226735 SH       DEFINED                219080        0     7655
Intl Business Machines         COM              459200101     7596    77056 SH       DEFINED                 74831        0     2225
JPMorgan Chase & Co            COM              46625H100     6011   154080 SH       DEFINED                148485        0     5595
Johnson & Johnson              COM              478160104     6220    98073 SH       DEFINED                 95388        0     2685
Marsh & McLennan Cos Inc       COM              571748102      375    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      252     4000 SH       SOLE                     4000        0        0
Medtronic Inc                  COM              585055106     2942    59229 SH       DEFINED                 57539        0     1690
Merck & Co Inc.                COM              589331107      302     9400 SH       SOLE                     9400        0        0
Microsoft Corp                 COM              594918104     5301   198381 SH       DEFINED                194796        0     3585
Motorola Inc                   COM              620076109     4920   286045 SH       DEFINED                277845        0     8200
Nordstrom Inc                  COM              655664100    10484   224344 SH       DEFINED                218359        0     5985
Omnicom Group                  COM              681919106     8577   101716 SH       DEFINED                 99156        0     2560
Pall Corp                      COM              696429307     5760   198969 SH       DEFINED                192729        0     6240
Pepsico Inc                    COM              713448108     7608   145745 SH       DEFINED                141860        0     3885
Pfizer Inc                     COM              717081103     4124   153354 SH       DEFINED                149649        0     3705
Pitney-Bowes, Inc              COM              724479100      916    19800 SH       SOLE                    19800        0        0
Procter & Gamble Company       COM              742718109     2858    51882 SH       DEFINED                 50882        0     1000
Qualcomm Inc.                  COM              747525103      698    16460 SH       SOLE                    16460        0        0
Radioshack Corp.               COM              750438103      237     7200 SH       SOLE                     7200        0        0
Raytheon Co New                COM              755111507      222     5725 SH       SOLE                     5725        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804      644    11216 SH       DEFINED                 11066        0      150
Sara Lee Corp                  COM              803111103      688    28512 SH       SOLE                    28512        0        0
Schlumberger Limited           COM              806857108     6017    89875 SH       DEFINED                 86785        0     3090
Swift Energy Co                COM              870738101     4518   156120 SH       DEFINED                148645        0     7475
Teva Pharmaceutical Inds ADR   COM              881624209     2497    83635 SH       DEFINED                 80665        0     2970
Time Warner Inc                COM              887317105      763    39245 SH       SOLE                    39245        0        0
Vodafone Group Sponsored ADR   COM              92857W100     3618   132131 SH       DEFINED                129011        0     3120
Wal Mart Stores Inc            COM              931142103     6783   128426 SH       DEFINED                126471        0     1955
Walgreen Co.                   COM              931422109     6868   179002 SH       DEFINED                177102        0     1900
Wells Fargo & Co               COM              949746101      247     3968 SH       DEFINED                  3895        0       73
Wyeth Corp                     COM              983024100      660    15488 SH       SOLE                    15488        0        0
Zimmer Holdings Inc            COM              98956P102      349     4355 SH       DEFINED                  4265        0       90